Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2014
Non-controlling interests [Abstract]
Schedule of non-controlling interests
	Ownership	December 31, 2013	December 31, 2014
		US$	US$
Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	10%	-	19,392
Kunming Huaxia Xinyuan Real Estate Co., Ltd.	20%	-	48